Cover	6 Months Ended
Dec. 31, 2023
Document Information [Abstract]
Document Type	6-K
Entity File Number	001-38607
Entity Registrant Name	ENDAVA PLC
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2N 1AR
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity Central Index Key	0001656081
Current Fiscal Year End Date	--06-30